Average Annual Total Returns{- Freedom Lifetime Income III Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income III Portfolio	VIP Freedom Lifetime Income III Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Freedom Lifetime Income III Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Freedom Lifetime Income III Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0802 Past 1 year	F0802 Past 5 years	F0802 Past 10 years
Total	9.78%	10.73%	9.99%	28.71%	18.47%	16.55%	8.98%	10.03%	9.66%